Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Sep. 30, 2022
Current Assets
Cash	$ 69,356,991	$ 41,167,501
Short-term deposit	0	35,144,444
Short-term investments	648	5,820
Notes receivable	14,284	3,528,235
Accounts receivable, net	27,341,913	16,351,244
Advances to suppliers, net	58,976,245	48,633,604
Other receivable	0	7,440,705
Inventories, net	442,184	716,278
Other current assets	410,362	206,566
Due from a related party	20,920	59,983
Total current assets	156,563,547	153,254,380
Biological assets	9,872,611	9,638,722
Long-term investments	7,331,787	140,578
Property, plant and equipment, net	33,558	44,868
Intangible assets, net	0	6,747
Right-of-use assets, net	579,901	534,351
Deferred tax assets	169,051	163,207
Total Assets	174,550,455	163,782,853
Current Liabilities
Short-term loans	1,456,113	0
Long-term loans - current portion	1,580,263	1,505,353
Convertible promissory notes	6,225,425	2,178,511
Derivative liability	0	3,450,000
Note payable	12,828	12,385
Accounts payable	1,205,464	197,137
Due to related parties	1,265	948
Operating lease liabilities - current	70,621	46,543
Other current liabilities	1,306,381	898,444
Total current liabilities	11,858,360	8,289,321
Long-term loans - non-current portion	176,797	292,285
Operating lease liabilities - non-current	523,988	517,156
Total Liabilities	12,559,145	9,098,762
Shareholders' Equity
Ordinary share, $0.025 par value, 24,000,000 shares authorized, 23,906,985 and 23,906,985 shares issued and outstanding at March 31, 2023 and September 30, 2022, respectively	597,675	597,675
Additional paid-in capital	152,162,658	152,162,658
Statutory reserve	563,236	1,153,813
Retained earnings	17,112,140	14,903,491
Accumulated other comprehensive (loss) income	(8,444,399)	(14,133,546)
Total Farmmi, Inc.'s Shareholders' Equity	161,991,310	154,684,091
Noncontrolling Interest	0	0
Total Shareholders' Equity	161,991,310	154,684,091
Total Liabilities and Shareholders' Equity	$ 174,550,455	$ 163,782,853